STATEMENTS OF OPERATIONS (Parenthetical)	3 Months Ended			12 Months Ended	18 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
STATEMENTS OF OPERATIONS
Basic weighted average shares	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Diluted weighted average shares	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000